RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS

Note 4.    Related Party Transactions

2019 Debt Financings

In June 2019, the Company entered into a senior unsecured note purchase agreement (the “Original 2019 Note Purchase Agreement”), with Dental Innovations, pursuant to which the Company issued Dental Innovations a promissory note (the “Original 2019 Note”) with a principal amount of $5.0 million. Pursuant to the terms of the Original 2019 Note, the Company was required to repay a total of $8.75 million, representing all principal and interest owed, upon the earliest to occur of (i) June 19, 2022, (ii) Dental Innovations’ demand for repayment following the Company’s completion of an initial public offering and (iii) the Company’s election to repay the Original 2019 Note in full.

Under the Original 2019 Note Purchase Agreement, Dental Innovations committed to purchase from the Company an additional promissory note with a principal amount of $5.0 million, subject to the Company issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. Any such additional promissory notes would have the same payment terms as the Original 2019 Notes.

In December 2019, the Company entered into an amendment to the Original 2019 Note Purchase Agreement that provided for the exchange of the Original 2019 Note for a convertible promissory note with a principal amount of $5.0 million. In addition, Dental Innovations was no longer committed to purchase from the Company an additional promissory note with a principal amount of $5.0 million subject to the Company issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. In December 2019, the Company issued and sold five additional convertible promissory notes, each with a principal amount of $1.0 million, including one to SCH and one to a member of the Company’s board of directors (all such convertible promissory notes, the “2019 Convertible Notes”).

The Company’s payment and performance under the 2019 Convertible Notes are guaranteed by ABP Sub Inc., its wholly owned subsidiary. Pursuant to the terms of the 2019 Convertible Notes, the Company is required to repay 175% of the principal amount to the holders on the third anniversary of their issuance. In the event of an underwritten public offering of the Company’s common stock, the 2019 Convertible Notes will automatically convert into a number of shares of the Company’s common stock equal to 175% of the principal amount of the 2019 Convertible Notes, divided by the per share price at which shares are offered to the public in such offering.

Due to certain embedded features within the 2019 Convertible Notes, the Company elected to account for the 2019 Convertible Notes and all their embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, direct costs and fees related to the 2019 Convertible Notes were expensed as incurred.

In January 2020, in connection with the distribution of the units of A1 to the Company’s stockholders, each of the holders of the Company’s 2019 Convertible Notes were granted contingent warrants by A1 to purchase shares of Evolus from A1. The contingent warrants are exercisable at the option of the holders only prior to the Company’s first underwritten public offering of common stock under the Securities Act of 1933, as amended (the “Securities Act”), or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Evolus from A1 having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the noteholder’s 2019 Convertible Note into shares of the Company’s common stock. The amount of cancelled indebtedness that can be so applied in exercise of the contingent warrant is capped as the ratio that the value of Evolus shares held by A1 bears to the combined value of (i) the Evolus shares held by A1 and (ii) the Company immediately prior to consummation of the Company’s first underwritten public offering of common stock under the Securities Act.

In September 2020, in connection with the distribution of the units of AC HoldCo and Z HoldCo to the Company’s stockholders, each of the holders of the Company’s 2019 Convertible Notes were granted contingent warrants by AC HoldCo and Z HoldCo to purchase shares of Alphaeon Credit and Zelegent from AC HoldCo and Z HoldCo. The contingent warrants are exercisable at the option of the holders only prior to the Company’s first underwritten public offering of common stock under the Securities Act, or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Alphaeon Credit and/or Zelegent from AC HoldCo and Z HoldCo having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the noteholder’s 2019 Convertible Note into shares of the Company’s common stock. The amount of cancelled indebtedness that can be so applied in exercise of the contingent warrant is capped as the ratio of aggregate indebtedness held by the convertible note holder as a proportion of the value of Alphaeon Credit or Zelegent to the value of the Company.

As of December 31, 2022 and 2021 and June 30, 2023, no contingent warrants were exercised by the Company’s stockholders to reduce the Company’s convertible note obligations. During the years ended December 31, 2022 and 2021 and the six months ended June 30, 2023 and 2022, the Company recognized $(1.7) million, $0.1 million, $(0.7) million and $(0.1) million, respectively, of (expense) income related to the (increase) decrease in the fair value of the 2019 Convertible Notes. During the three months ended June 30, 2023 and 2022, the Company recognized $(0.1) million and $(2.0) million, respectively, of expense related to the increase in the fair value of the 2019 Convertible Notes. In April 2023, the contingent warrants were amended to include the merger between AEON, Priveterra Acquisition Corp., and Priveterra Merger Sub, Inc. as a qualifying listing under the warrant agreement, state that the holders of the contingent warrants will exercise the warrants, and that the holders will receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since Evolus and Alphaeon Credit are related parties of AEON, the debt extinguishment is accounted for as a capital transaction. As such, during the three and six months ended June 30, 2023, due to the warrant modification, the Company recognized a $5.2 million reduction to the underlying fair value of the convertible notes and recorded a corresponding increase of $5.2 million to additional paid in capital. As of December 31, 2022 and 2021 and as of June 30, 2023, the principal amount outstanding under the 2019 Convertible Notes was $6.0 million, $10.0 million and $6.0 million, respectively, with an estimated fair value of $13.3 million, $15.6 million and $8.7 million, respectively.

Additionally, on July 22, 2022, the 2019 debt was amended. The Dental Innovations note’s maturity date was extended from June 19, 2022 to December 29, 2023. The original note had a principal of $5.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $8.7 million (includes an additional amount of $3.7 million). Interest was increased from 0.0% to 15.79% on the total payable of $8.7 million from the original maturity date of June 19, 2022 to the new maturity date of December 29, 2023.

On July 22, 2022, the Simhambhatla, Jaywin, Willis, and Malik notes’ maturity dates were extended from November 1, 2022, December 12, 2022, December 12, 2022 and December 18, 2022, respectively, to December 29, 2023. Each of the four notes had a principal of $1.0 million. Upon the original maturity date, the total due on each of the four notes was 175% of principal, which equals $1.7 million (includes an additional amount of $0.7 million). At the original maturity dates, the principal sum of $1.0 million was paid back to each of the note holders. The remaining $0.7 million is due at the extended maturity date of December 29, 2023. The interest rate was increased from 0.0% to 10.0% interest on the remaining $0.7 million from the original maturity date to the new maturity date.

The 2019 Strathspey Crown Note’s maturity date was extended from December 18, 2022 to December 29, 2023. The original Note had a principal of $1.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $1.7 million. The interest rate was increased from 0.0% to 15.79% on the total of $1.7 million from the original maturity date to the new maturity date.

SCH Convertible Note

Since December 2013, the Company had been party to an intercompany credit line promissory note (the “Strathspey Crown Note”), pursuant to which SCH, the Company’s majority stockholder, had advanced borrowings to the Company to fund its capital requirements. Effective as of January 2, 2020, the Company and SCH cancelled all obligations under the Strathspey Crown Note and in exchange the Company issued a convertible promissory note to SCH (the “SCH Convertible Note”) with a principal amount of $17.5 million. The Company accounted for the debt exchange as an extinguishment of the Strathspey Crown Note and recognized a loss on debt extinguishment of $11.2 million, representing the difference between the fair value of the SCH Convertible Note of $26.5 million at January 2, 2020 and total obligations outstanding under the Strathspey Crown Note of $15.8 million less the unamortized borrowing cost of $0.5 million.

The Company’s payment and performance under the SCH Convertible Note are guaranteed by ABP Sub Inc. Pursuant to the terms of the SCH Convertible Note, the Company is required to repay 175% of the principal amount to SCH on the third anniversary of its issuance. In the event of an underwritten public offering of the Company’s common stock, the SCH Convertible Note will automatically convert into a number of shares of the Company’s common stock equal to 175% of the principal amount of the SCH Convertible Note, divided by the per share price at which shares are offered to the public in such offering.

Due to certain embedded features within the SCH Convertible Note, the Company elected to account for the SCH Convertible Note and the embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, any direct costs and fees related to the SCH Convertible Note were expensed as incurred.

During the years ended December 31, 2022 and 2021 and the six months ended June 30, 2023 and 2022, the Company recognized $(2.1) million, $1.8 million, $(2.1) million and $1.8 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the SCH Convertible Note. During the three months ended June 30, 2023 and 2022, the Company recognized $(0.6) million and $(0.2) million, respectively, of expense related to the increase in the fair value of the SCH Convertible Note. In April 2023, the contingent warrants were amended to include the merger between AEON, Priveterra Acquisition Corp., and Priveterra Merger Sub, Inc. as a qualifying listing under the warrant agreement, state that the holders of the contingent warrants will exercise the warrants, and that the holders will receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since Evolus and Alphaeon Credit are related parties of AEON, the debt extinguishment is accounted for as a capital transaction. As such, during the three and six months ended June 30, 2023 due to the warrant modification, the Company recognized a $11.8 million reduction to the underlying fair value of the convertible notes and recorded a corresponding increase of $11.8 million to additional paid in capital. As of December 31, 2022 and 2021 and as of June 30, 2023 the principal amount outstanding under the SCH Convertible Note was $18.0 million with an estimated fair value of $27.6 million, $25.5 million and $18.0 million, respectively.

Additionally, the 2020 Strathspey Crown note’s maturity date was extended from January 2, 2023 to December 29, 2023. The original note had a principal of $17.5 million. Upon the original maturity date, the total due was $30.6 million. The interest rate was increased from 0.0% to 15.79% on the total of $30.6 million from the original maturity date to the new maturity date.

A1 Convertible Notes

In December 2021, the Company entered into an agreement with A1 (the “A1 Purchase Agreement”), pursuant to which the Company issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $25.0 million. On December 8 and 15, 2021, the Company issued two convertible notes (collectively, the “2021 A1 Convertible Notes”), each with a principal amount of $5.0 million and totaling $10.0 million, that mature on the third anniversary of its issuance. The A1 Convertible Notes are unsecured and subordinated to the Company’s other convertible notes.

The 2021 A1 Convertible Notes bear interest, compounded daily, at the lesser of 10% per annum or the maximum rate permissible by law. Interest is paid in-kind by adding the accrued amount thereof to the principal amount on a monthly basis on the last day of each calendar month for so long as any principal amount remains outstanding (such paid in-kind interest, in the aggregate at any time, the “PIK Principal”).

Immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the 2021 A1 Convertible Notes will automatically convert into shares of the Company’s common stock. The number of shares of common stock issuable upon conversion of the 2021 A1 Convertible Notes is equal to (i) the outstanding loan amount (including the PIK Interest) divided by (ii) the product of (a) the price per share of such common stock issued to the public in the Initial Public Offering multiplied by (b) the applicable discount rate. The discount rate is determined for each note based on the number of days elapsed between the date the applicable note was executed and the date on which a conversion event is formally announced and shall be equal to (x) 10% if between zero and 90 days, (y) 15% if between 91 and 180 days, or (z) 20% if greater than 180 days.

Due to certain embedded features within the 2021 A1 Convertible Notes, the Company elected to account for the 2021 A1 Convertible Notes and the embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the accompanying consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk.

During the years ended December 31, 2022 and 2021 and the six months ended June 30, 2023 and 2022, the Company recognized $0.6 million, $(0.2) million $(1.2) million and $1.6 million, respectively of income (expense) related to the change in the fair value of the 2021 A1 Convertible Notes. During the three months ended June 30, 2023 and 2022, the Company recognized $(0.7) million and $(0.2) million, respectively, of expense related to the increase in the fair value of the 2021 A1 Convertible Notes. As of December 31, 2022 and 2021 and as of June 30, 2023, the principal amount outstanding under the 2021 A1 Convertible Notes was $10 million with an estimated fair value of $9.6 million and $10.2 million, and $10.8 million, respectively.

During the year ended December 31, 2022, the Company issued five additional tranches of subordinated convertible promissory notes to A1 on February 18, 2022, March 9, 2022, April 14, 2022, June 3, 2022 and July 1, 2022 (collectively, the “2022 A1 Convertible Notes”), the first four with a principal amount of $3.0 million each and the fifth issued July 1, 2022, for a principal amount of $2.5 million and totaling $14.5 million. The terms of the 2022 A1 Convertible Notes are similar to those of the 2021 A1 Convertible Notes. During the year ended December 31, 2022 and the six months ended June 30, 2023 and 2022, the Company recognized $(1.0) million, $1.7 million and $(1.9) million of income (expense), respectively related to the change in the fair value of the 2022 A1 Convertible Notes. During the three months ended June 30, 2023 and 2022, the Company recognized $(1.0) million and $(0.9) million, respectively, of expense related to the increase in the fair value of the 2022 A1 Convertible Notes. As of December 31, 2022 and June 30, 2023, the principal balance was $14.5 million with an estimated fair value of $13.5 million and $15.2 million, respectively.

Additionally, on March 30, 2022, the Company amended the 2021 A1 Convertible Notes and the convertible notes issued on February 18, 2022 and March 9, 2022 to remove the discount rate associated with the automatic conversion of any outstanding convertible notes into share of common stock in connection with an initial public offering.

On March 6, 2023, the Company entered into an agreement with A1, pursuant to which the Company issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $6.0 million (“March 2023 A1 Convertible Notes”) that mature on the earlier of (x) the date of the consummation of the merger by the Company and Priveterra Merger Sub pursuant to such business combination and (y) December 29, 2023. The March 2023 A1 Convertible Notes bear interest at 15.79%, based on simple interest daily, unless issued at least five days prior to maturity date. The March 2023 A1 Convertible Notes are unsecured and subordinated to the Company’s other convertible notes. At June 30, 2023, the principal amount outstanding was $6 million with an estimated fair value of $6.1 million. The Company recognized $(0.1) million of expense in the six months ended June 30, 2023, related to the change in fair market value of the March 2023 A1 Convertible Notes. The Company recognized $1.9 million of income during the three months ended June 30, 2023, related to the change in fair market value of the March 2023 A1 Convertible Notes.

On May 2, 2023, the Company entered into an agreement with A1, pursuant to which the Company issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $6.0 million (“May 2023 A1 Convertible Notes”) that mature on the earlier of (x) the date of the consummation of the merger by the Company and Priveterra Merger Sub pursuant to such business combination and (y) December 29, 2023. The May 2023 A1 Convertible Notes bear interest at 15.79%, based on simple interest daily, unless issued at least five days prior to maturity date. The May 2023 A1 Convertible Notes are unsecured and subordinated to the Company’s other convertible notes. At June 30, 2023, the principal amount outstanding was $6 million with an estimated fair value of $5.9 million. The Company recognized $0.1 million of income during the six months ended and three months ended June 30, 2023, related to the change in fair market value of the May 2023 A1 Convertible Notes.

On June 27, 2023, the Company entered into an agreement with A1, pursuant to which the Company issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $2.0 million (“June 2023 A1 Convertible Notes”) that mature on the earlier of (x) the date of the consummation of the merger by the Company and Priveterra Merger Sub pursuant to such business combination and (y) December 29, 2023. The June 2023 A1 Convertible Notes bear interest at 15.79%, based on simple interest daily, unless issued at least five days prior to maturity date. The June 2023 A1 Convertible Notes are unsecured and subordinated to the Company’s other convertible notes. At June 30, 2023, the principal amount outstanding was $2.0 million with an estimated fair value of $1.9 million. The Company recognized $0.1 million of income during the six months ended and three months ended June 30, 2023, related to the change in fair market value of the June 2023 A1 Convertible Notes.

Clarion Unwind Fee

In 2014, the Company acquired all outstanding voting equity interests of Clarion Medical Technologies Inc. (“Clarion”) pursuant to a shareholders’ agreement (the “Shareholders’ Agreement”). The Shareholders’ Agreement provided the previous equity holders of Clarion the right (the “Unwind Right”) to an unwind fee of approximately $9.55 million (the “Unwind Fee”) to unwind the Company’s acquisition of Clarion. In 2016, the previous equity holders of Clarion exercised the Unwind Right and the Unwind Fee became a joint and several obligation of the Company and SCH, its majority stockholder.

In November 2017, the Company and SCH entered into a side letter and guarantee agreement (“Side Letter”) with Clarion and the previous equity holders of Clarion in which the Company agreed to cause Evolus to enter into an exclusive distribution and supply agreement, dated as of November 30, 2017 (the “Distribution Agreement”) with Clarion. The Distribution Agreement provided terms pursuant to which Evolus would exclusively supply DWP-450 to Clarion in Canada, if Evolus obtained the necessary regulatory approval from Health Canada. Evolus received approval from Health Canada in August 2018 for the temporary improvement in the appearance of moderate to severe glabellar lines in adult patients under 65 years of age. The Distribution Agreement also sets forth that a portion of the proceeds received by Evolus from each unit of DWP-450 purchased by Clarion shall be paid directly to the previous equity holders of Clarion, and will reduce, on a dollar-for-dollar basis, the amount of the Unwind Fee owed by the Company until paid in full.

Pursuant to the Side Letter, the Company and SCH are obligated to pay the Unwind Fee upon an acceleration event within 30 days of such event. For purposes of the Side Letter, each of the following events constitutes an acceleration event (each, an Acceleration Event): (i) the Unwind Fee is not paid in full by December 31, 2022, (ii) there is a material default of obligations by Evolus under the Distribution Agreement, (iii) a claim or interruption of more than 60 days occurs under the Distribution Agreement that impairs Clarion’s ability to sell DWP-450 in Canada as the sole distributor, (iv) an initial public offering or any change in control involving the Company or Evolus that results in either company receiving net proceeds of $700 million, (v) the bankruptcy or assignment for the benefit of creditors of the Company or Evolus, or (vi) the termination of the License and Supply Agreement, dated as of September 30, 2013, as amended (the “Evolus Supply Agreement”), by and between Evolus and Daewoong.

In addition, pursuant to the Side Letter, the Company and SCH re-affirmed to the previous equity holders of Clarion the obligation of the Company and SCH to pay the Unwind Fee should Evolus fail to supply DWP-450 to Clarion or cause the Distribution Agreement to terminate. The Company and SCH further agreed to pay the unpaid amount of the Unwind Fee on December 31, 2022, if demanded by the previous equity holders of Clarion.

On March 23, 2021, Evolus, Clarion, and Daewoong entered into an addendum to the Distribution Agreement to provide for Clarion to purchase DWP-450 directly from Daewoong. As a result, the Company’s obligation under the Distribution Agreement to pay the Unwind Fee to the previous equity holders of Clarion was cancelled. The Company recognized a gain on cancellation of the Unwind Fee of $9.55 million during the year ended December 31, 2021 with a corresponding decrease in other liabilities in the accompanying consolidated financial statements.

Shared Services Agreements with Strathspey Crown Limited, LLC

In August 2019, the Company entered into services agreements with Strathspey Crown Limited, LLC, an affiliate of SCH with an effective date of January 2019. Pursuant to the services agreements, Strathspey Crown Limited, LLC provides the Company certain administrative and development support services, including certain general management, communication, human resources, office, rent and information technology services. The Company pays Strathspey Crown Limited, LLC an allocable share of the actual cost incurred by Strathspey Crown Limited, LLC in providing such services, plus a 10% markup, as well as an allocable share of Strathspey Crown Limited, LLC’s overhead expenses, including office rent, depreciation, maintenance, utilities and supplies. The services agreements have a one-year term and will renew for successive one-year terms unless sooner terminated by either party. The Company or Strathspey Crown Limited, LLC may terminate the services agreements upon sixty days’ notice to the other party. The services agreements were terminated in December 2021. For the years ended December 31, 2022 and 2021 the costs related to the shared services agreements of $0 million and $0.1 million, respectively, included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. There were no cost incurred for the three and six months ended June 30, 2023 and 2022.

PRIVETERRA ACQUISITION CORP.
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On December 17, 2020, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B common stock, par value $0.0001 (the “Founder Shares”). On February 8, 2021, as part of an upsizing of the IPO, the Company effected a stock split in which each issued share of Class B common stock that was outstanding was converted into one and two tenths shares of Class B common stock, resulting in an aggregate of 6,900,000 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares. The founder shares included an aggregate of up to 900,000 shares subject to forfeiture if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ election to fully exercise of their over-allotment option, the 900,000 shares were no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A common stock issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their common stock for cash, securities or other property (the “lock-up”). Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 180 days after the initial Business Combination, the founder shares will be released from the lockup.

Promissory Note – Related Party

On December 17, 2020, the Sponsor agreed to loan the Company up to $75,000 to be used for a portion of the expenses of the IPO. On January 13, 2021, the Sponsor agreed to loan the Company up to an additional $50,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and were due at the earlier of June 30, 2021 or the closing of the IPO. The loan was repaid upon the closing of the IPO out of the offering proceeds. As of June 30, 2023 and December 31, 2022, the Company had no amounts outstanding borrowings under the promissory note. Additionally, this note is no longer available to the Company.

On November 28, 2022, the Sponsor issued the promissory note to the Company, pursuant to which the Company was entitled to borrow up to an aggregate principal amount of $150,000 (the “Second Note”). The promissory note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or the date that the winding up of the Company is effective. In the month of December, the Sponsor deposited a total of $150,000 of such funds in the operating account. As of June 30, 2023 and December 31, 2022, the balance on the second note was $0 and $150,000, respectively. The Second Note was fully repaid on May 3, 2023.

On April 27, 2023, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. The Promissory Note is non-interest bearing, unsecured and payable upon the effective date of the Company’s initial business combination. The Promissory Note is subject to customary events of default which could, subject to certain conditions, cause the Promissory Notes to become immediately due and payable. As of June 30, 2023, the Company drew $1,000,000 under the Promissory Note, which amount remains outstanding.

Working Capital Loans

The Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement Warrants at a price of $1.50 per warrant at the option of the lender (the “Working Capital Warrants”). Such warrants would be identical to the Private Placement Warrants. In June 2021 the Company had $100,000 of Working Capital Loans outstanding which were converted into 66,667 Working Capital Warrants. As of June 30, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Administrative Service Fee

The Company has agreed, commencing on February 8, 2021, to pay $25,000 per month for administrative and other services, of which $10,000 per month will be paid to the Sponsor for office space and administrative services provided to members of the management team and up to $15,000 will be used to compensate the Company’s Chief Operating Officer and Chief Financial Officer and Secretary for a portion of their time spent on the Company’s affairs. Upon completion of the Company’s Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended June 30, 2023, $75,000 and $150,000 was recognized in the condensed consolidated statements of operations and has been paid, respectively. For the three and six months ended June 30, 2022, $75,000 and $150,000 was recognized in the condensed statements of operations and has been paid, respectively.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On December 17, 2020, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B common stock, par value $0.0001 (the “Founder Shares). On February 8, 2021, as part of an upsizing of the IPO, the Company effected a stock split in which each issued share of Class B Common Stock that was outstanding was converted into one and two tenths shares of Class B common stock, resulting in an aggregate of 6,900,000 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares. The founder shares included an aggregate of up to 900,000 shares subject to forfeiture if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ election to fully exercise of their over-allotment option, the 900,000 shares were no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A common stock issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their common stock for cash, securities or other property (the “lock-up”). Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 180 days after the initial Business Combination, the founder shares will be released from the lockup.

Promissory Note – Related Party

On December 17, 2020, the Sponsor agreed to loan the Company up to $75,000 to be used for a portion of the expenses of the IPO. On January 13, 2021, the Sponsor agreed to loan the Company up to an additional $50,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and were due at the earlier of June 30, 2021 or the closing of the IPO. The loan was repaid upon the closing of the IPO out of the offering proceeds. As of December 31, 2022 and 2021, the Company had no amounts outstanding borrowings under the promissory note. Additionally, this note is no longer available to the Company. On

April 27, 2023, the Sponsor agreed to loan Priveterra up to $1,000,000 to be used for working capital. This loan is an unsecured, non-interest bearing loan and will be repaid upon Closing.

On November 28, 2022, the Sponsor issued the Promissory Note to the Company, pursuant to which the Company was entitled to borrow up to an aggregate principal amount of $150,000 (the “Second Note”). The Promissory Note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or the date that the winding up of the Company is effective. In the month of December, the Sponsor deposited a total of $150,000 of such funds in the operating account. As of December 31, 2022 and December 31, 2021, the outstanding principal balance under the Promissory Notes amounted to an aggregate of $150,000 and $0, respectively.

Working Capital Loans

The Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement Warrants at a price of $1.50 per warrant at the option of the lender (the “Working Capital Warrants”). Such warrants would be identical to the Private Placement Warrants. In June 2021 the Company had $100,000 of Working Capital Loans outstanding which were converted into 66,667 Working Capital Warrants. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Service Fee

The Company has agreed, commencing on February 8, 2021, to pay $25,000 per month for administrative and other services, of which $10,000 per month will be paid to the Sponsor for office space and administrative services provided to members of the management team and up to $15,000 will be used to compensate the Company’s Chief Operating Officer and Chief Financial Officer and Secretary for a portion of their time spent on the Company’s affairs. Upon completion of the Company’s Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022, $300,000 was recognized in the consolidated statements of operations and has been paid. For the year ended December 31, 2021, $266,964 was recognized in the consolidated statements of operations and has been paid.